UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                   --------------

                            The Gabelli Mathers Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                     ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE GABELLI MATHERS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
            COMMON STOCKS -- 9.2%
            BROADCASTING -- 2.0%
    85,000  Liberty Media Corp., Cl. A+ ....... $   741,200
     4,000  Liberty Media International Inc.,
              Cl. A+ ..........................     133,448
                                                -----------
                                                    874,648
                                                -----------
            COMPUTER SOFTWARE AND SERVICES -- 1.2%
    10,000  CACI International Inc., Cl. A+ ...     527,800
                                                -----------
            ENERGY AND UTILITIES -- 1.1%
       500  Anadarko Petroleum Corp. ..........      33,180
       500  Cinergy Corp. .....................      19,800
     1,000  Duquesne Light Holdings Inc. ......      17,960
       500  Murphy Oil Corp. ..................      43,385
     1,000  NUI Corp. .........................      13,340
    15,000  Unisource Energy Corp. ............     365,250
                                                -----------
                                                    492,915
                                                -----------
            ENTERTAINMENT -- 2.8%
     6,000  Gemstar-TV Guide
              International Inc.+ .............      33,900
   100,000  Metro-Goldwyn-Mayer Inc.+ .........   1,157,000
                                                -----------
                                                  1,190,900
                                                -----------
            FINANCIAL SERVICES -- 0.8%
    15,000  New York Community Bancorp Inc. ...     308,100
     1,000  Onyx Acceptance Corp. .............      27,300
                                                -----------
                                                    335,400
                                                -----------
            FOOD AND BEVERAGE -- 0.3%
       500  Dreyer's Grand Ice Cream
              Holdings Inc., Cl. A ............      39,985
     4,000  Hain Celestial Group Inc.+ ........      70,720
                                                -----------
                                                    110,705
                                                -----------
            METALS AND MINING -- 0.5%
     2,000  Newmont Mining Corp. ..............      91,060
     6,500  Placer Dome Inc. ..................     129,220
                                                -----------
                                                    220,280
                                                -----------
            REAL ESTATE INVESTMENT TRUSTS -- 0.1%
       500  Rouse Co. .........................      33,440
                                                -----------
            TELECOMMUNICATIONS -- 0.2%
     1,000  BellSouth Corp. ...................      27,120
     1,000  SBC Communications Inc. ...........      25,950
     1,000  Verizon Communications Inc. .......      39,380
                                                -----------
                                                     92,450
                                                -----------
            WIRELESS COMMUNICATIONS -- 0.2%
     5,000  AT&T Wireless Services Inc.+ ......      73,900
                                                -----------
            TOTAL COMMON STOCKS ...............   3,952,438
                                                -----------
  PRINCIPAL
   AMOUNT
  --------
            U.S. GOVERNMENT OBLIGATIONS -- 90.3%
$39,000,000 U.S. Treasury Bills,
              1.599%++, 10/21/04 (a) ..........  38,965,875
                                                -----------
            REPURCHASE AGREEMENTS -- 0.9%
   397,567  State Street Bank & Trust Co.,
              1.650%, dated 09/30/04,
              due 10/01/04, proceeds at
              maturity, $397,585 (b) ..........     397,567
                                                -----------
            TOTAL INVESTMENTS -- 100.4%
              (Cost $43,142,957) ..............  43,315,880

            OTHER ASSETS AND LIABILITIES
              (NET) -- (0.4)% .................    (178,633)
                                                -----------
            NET ASSETS -- 100.0% .............. $43,137,247
                                                ===========

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
            SECURITIES SOLD SHORT -- (11.3)%
            COMMON STOCKS -- (11.3)%
            AUTOMOTIVE -- (0.7)%
    20,000  Ford Motor Co. .................... $   281,000
                                                -----------
            CONSUMER PRODUCTS -- (1.7)%
    13,500  Polaris Industries Inc. ...........     753,570
                                                -----------
            DIVERSIFIED -- (3.9)%
    15,000  Standard & Poor's Depository
              Receipts ........................   1,676,400
                                                -----------
            ENTERTAINMENT -- (0.9)%
     8,000  Carnival Corp. ....................     378,320
                                                -----------
            EQUIPMENT -- (1.2)%
     6,000  Black & Decker Corp. ..............     464,640
     1,000  Toro Co. ..........................      68,300
                                                -----------
                                                    532,940
                                                -----------
            FINANCIAL SERVICES -- (0.1)%
       500  Fannie Mae ........................      31,700
                                                -----------
            HOME FURNISHINGS -- (0.6)%
     4,000  Ethan Allen Interiors Inc. ........     139,000
     9,000  La-Z-Boy Inc. .....................     136,620
                                                -----------
                                                    275,620
                                                -----------
            RESTAURANTS -- (0.8)%
     4,000  Cheesecake Factory Inc.+ ..........     173,600
     5,000  McDonald's Corp. ..................     140,150
     1,000  Starbucks Corp.+ ..................      45,460
                                                -----------
                                                    359,210
                                                -----------
            RETAIL -- (1.4)%
     1,000  Kohl's Corp.+ .....................      48,190
     5,000  The Home Depot Inc. ...............     196,000
     6,000  Tiffany & Co. .....................     184,440
     6,000  Zale Corp.+ .......................     168,600
                                                -----------
                                                    597,230
                                                -----------
            TOTAL SECURITIES SOLD SHORT ....... $ 4,885,990
                                                ===========

----------------
              For Federal tax purposes:
              Aggregate cost .................. $43,142,957
                                                ===========
              Gross unrealized appreciation ... $   242,693
              Gross unrealized depreciation ...     (69,770)
                                                -----------
              Net unrealized appreciation
                (depreciation) ................ $   172,923
                                                ===========

----------------
(a) At September 30, 2004, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
(b) Collateralized by U.S. Treasury Bond, 6.250%, due 05/15/30, market value $408,020.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Mathers Fund
            ------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.